Average Annual Total Returns	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® 1 year	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® 5 years	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class A 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class C 1 year	Prospectus #1 Delaware Small Cap Core Fund Class C 5 years	Prospectus #1 Delaware Small Cap Core Fund Class C 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class R 1 year	Prospectus #1 Delaware Small Cap Core Fund Class R 5 years	Prospectus #1 Delaware Small Cap Core Fund Class R 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 1 year	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 5 years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class R6 1 year	Prospectus #1 Delaware Small Cap Core Fund Class R6 Lifetime	Prospectus #1 Delaware Small Cap Core Fund Class R6 Inception Date	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 1 year	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 5 years	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class A 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class C 1 year	Prospectus #2 Delaware Small Cap Value Fund Class C 5 years	Prospectus #2 Delaware Small Cap Value Fund Class C 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class R 1 year	Prospectus #2 Delaware Small Cap Value Fund Class R 5 years	Prospectus #2 Delaware Small Cap Value Fund Class R 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 1 year	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 5 years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class R6 1 year	Prospectus #2 Delaware Small Cap Value Fund Class R6 Lifetime	Prospectus #2 Delaware Small Cap Value Fund Class R6 Inception Date	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 1 year	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 5 years	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Class A 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Class C 1 year	Prospectus #3 Delaware Wealth Builder Fund Class C 5 years	Prospectus #3 Delaware Wealth Builder Fund Class C 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Class R 1 year	Prospectus #3 Delaware Wealth Builder Fund Class R 5 years	Prospectus #3 Delaware Wealth Builder Fund Class R 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 1 year	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 5 years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 10 years or lifetime
Total	19.96%	13.26%	11.20%	8.47%	10.65%	11.11%	8.28%	9.52%	10.26%	5.14%	8.22%	9.01%	13.16%	11.13%	10.94%	14.76%	11.68%	11.50%	15.37%	12.25%	12.06%	15.53%	13.22%	May 02, 2016	4.63%	9.65%	8.66%	(7.14%)	7.45%	7.63%	(7.29%)	6.67%	6.80%	(4.12%)	5.77%	6.06%	(3.19%)	7.92%	7.46%	(1.73%)	8.46%	8.00%	(1.23%)	9.00%	8.54%	(1.05%)	8.38%	May 02, 2016	15.68%	11.29%	10.11%	(3.37%)	4.65%	6.24%	(3.92%)	3.53%	5.26%	(1.77%)	3.36%	4.73%	0.76%	5.09%	6.07%	2.29%	5.62%	6.60%	2.73%	6.15%	7.13%